Commitments and Contingent Liabilities (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Commitments and Contingent Liabilities [Line Items]
Fiscal year of expiration of lease under noncancelable agreements	2046
Rental expense	¥ 118,286	¥ 108,792	¥ 103,754
Limit on aggregate credit extensions over the borrower's annual income	33.333%
Allowance for repayment of excess interest	¥ 47,211	36,292
Provision (reversal) for repayment of excess interest recognized on Equity in earnings (losses) of equity method investee	¥ 22,426	¥ 19,743	¥ 18,014
Maximum [Member]
Commitments and Contingent Liabilities [Line Items]
Previous permissible interest rate under the Japanese Act Regulating the Receipt of Contributions, the Receipt of Deposits, and Interest Rates	29.20%
Current permissible interest rate under the Japanese Act Regulating the Receipt of Contributions, the Receipt of Deposits, and Interest Rates	20.00%
Interest rate under the Interest Rate Restriction Act to set gray-zone interest rates	20.00%
Minimum [Member]
Commitments and Contingent Liabilities [Line Items]
Interest rate under the Interest Rate Restriction Act to set gray-zone interest rates	15.00%